LEASES (Details Narrative)	Mar. 31, 2024
Minimum [Member]
Lessee, Operating Lease, Remaining Lease Term	1 year
Lessee, Operating Lease, Discount Rate	10.00%
Maximum [Member]
Lessee, Operating Lease, Remaining Lease Term	10 years
Lessee, Operating Lease, Discount Rate	12.00%